Schedule of provision for income tax (Details) $ in Thousands, $ in Thousands	6 Months Ended
	Jun. 30, 2024 USD ($)	Jun. 30, 2024 SGD ($)	Jun. 30, 2023 SGD ($)
Income Tax Disclosure [Abstract]
Loss before income taxes	$ (9,992)	$ (13,542)	$ (3,999)
Tax at the domestic rates applicable to profit or loss in the countries where the Group operates	(198)	(268)	(680)
Reconciling items:
Non-deductible expenses	31	42	144
Government grant not subject to tax	(4)	(5)	(6)
Valuation allowance for tax losses	167	226	545
Others	4	5	(3)
Tax charge